Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2010
Segment Reporting (Tables) [Abstract]
Summary of information for reportable segments

						Property	Net	Real Estate
	Rental	Resident Fees	Interest	Other	Total	Operating	Operating	Depreciation/	Interest	Total
	Income	and Services	Income	Income	Revenues	Expenses	Income(1)	Amortization	Expense	Assets
Year Ended December 31, 2010
Senior housing and care(2)	$382,904	$51,006	$36,176	$3,386	$473,472	$32,621	$440,851	$126,717	$22,905	$5,837,312
Medical facilities(3)	220,506	—	4,679	985	226,170	53,844	172,326	75,826	24,926	3,389,441
Non-segment/Corporate	—	—	—	2,874	2,874	—	2,874	—	113,129	224,981

	$603,410	$51,006	$40,855	$7,245	$702,516	$86,465	$616,051	$202,543	$160,960	$9,451,734

Year Ended December 31, 2009
Senior housing and care(2)	$358,109	$—	$35,945	$5,309	$399,363	$—	$399,363	$101,300	$12,622	$4,135,065
Medical facilities	181,802	—	4,940	9,368	196,110	48,965	147,145	63,623	20,584	2,140,044
Non-segment/Corporate	—	—	—	1,170	1,170	—	1,170	—	76,566	92,077

	$539,911	$—	$40,885	$15,847	$596,643	$48,965	$547,678	$164,923	$109,772	$6,367,186

Year Ended December 31, 2008
Senior housing and care(2)	$345,053	$—	$35,143	$5,994	$386,190	$—	$386,190	$98,675	$7,176
Medical facilities	177,128	—	4,920	2,835	184,883	46,629	138,254	64,370	21,828
Non-segment/Corporate	—	—	—	1,692	1,692	—	1,692	—	112,055

	$522,181	$—	$40,063	$10,521	$572,765	$46,629	$526,136	$163,045	$141,059

(1)	Net operating income (“NOI”) is used to evaluate the operating performance of our properties. We define NOI as total revenues, including tenant reimbursements, less property level operating expenses, which exclude depreciation and amortization, general and administrative expenses, impairments and interest expense. We believe NOI provides investors relevant and useful information because it measures the operating performance of our properties at the property level on an unleveraged basis. We use NOI to make decisions about resource allocations and to assess the property level performance of our properties.

(2)	Includes senior housing triple-net and senior housing operating results.

(3)	Excludes income and expense amounts related to our life science buildings held in an unconsolidated joint venture. Please see Note 7 for additional information.